CAPITAL STOCK - Summarized Information About PSUs (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Mar. 23, 2021 shares	Mar. 20, 2020 shares	Dec. 20, 2019 shares	Mar. 21, 2019 shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vesting percentage	153.90%	0.00%	0.00%	0.00%
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)					200,982	694,777	291,905
Weighted average fair value granted (in dollars per share) | $ / shares					$ 29.02	$ 5.59	$ 14.28
Forfeited/cancelled (in shares)					10,046	25,923	23,739
PSUs added/(cancelled) by performance factor (in shares)					143,512	(346,887)	(401,319)
Settled (in shares)	409,670	0	0	0	409,670	0	0
Weighted average fair value per PSU settled (in dollars per share) | $ / shares					$ 23.84	$ 0	$ 0
Cash payment on settlement | $					$ 10,472	$ 0	$ 0
Target Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Settled (in shares)	266,158	346,887	30,161	371,158